Debt (Details 3) (USD $)	Dec. 31, 2013
December 24, 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	$ 1,500,000
Debt Instrument, Amount Payable in Cash	1,500,000	[1]
Debt Instrument, Amount Payable in Cash with Restrictions	0	[2]
Debt Instrument, Amount Payable in Stock	0	[3]
January 31, 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	750,000
Debt Instrument, Amount Payable in Cash	500,000	[1]
Debt Instrument, Amount Payable in Cash with Restrictions	250,000	[2]
Debt Instrument, Amount Payable in Stock	250,000	[3]
January 31, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	750,000
Debt Instrument, Amount Payable in Cash	0	[1]
Debt Instrument, Amount Payable in Cash with Restrictions	750,000	[2]
Debt Instrument, Amount Payable in Stock	750,000	[3]
September 30, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	4,377,432
Debt Instrument, Amount Payable in Cash	0	[1]
Debt Instrument, Amount Payable in Cash with Restrictions	$ 0	[2]
Debt Instrument, Amount Payable in Stock	4,377,432	[3]

[1]	$1,500,000 was paid prior to December 31, 2013.
[2]	Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of common stock subject to the provisions described above.
[3]	This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company's common stock. Amounts payable with the Company's common stock shall be subject to the provisions described above.